Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease costs	The Company’s total operating lease costs were as follows (in thousands):

Three Months Ended March 31, 2022
Operating lease costs	$163
Short-term lease costs	377
Variable lease costs	14

$554

Summary of Future Minimum operating lease payments
As of March 31, 2022, future minimum operating lease payments were as follows (in thousands):

Through December 31, 2022	$555
2023	851
2024	872
2025	894
2026	916
2027	939
Thereafter	2,033

Total operating lease payments	7,060
Less: imputed interest	(1,846)

Present value of total operating lease liabilities	$5,214

Future minimum lease payments under noncancelable operating leases as of December 31, 2021 are as follows (in thousands):

2022	$830
2023	851
2024	872
2025	894
2026	917
Thereafter	2,972

$7,336

Summary of Supplemental Cash Flow Information Related to Operating Leases
Supplemental cash flow information related to operating leases is as follows (in thousands):

Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	$206
ROU assets obtained in exchange for operating lease liabilities	3,308